Segment and Revenue by Geography and By Major Customer (Details) - Schedule of Evaluating Financial Performance and Allocating Resources - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Segment Reporting Information [Line Items]
Revenues	$ 13,597	$ 24,175	$ 25,156	$ 48,055
Gross profit	8,344	14,934	15,159	30,727
Research and development expenses	9,961	12,161	20,106	26,121
Sales and marketing expenses	4,368	4,255	8,756	9,315
General and administrative expenses	3,397	3,701	6,968	7,533
Change in earnout liability	28		28
Segment operating profit (loss)	(9,410)	(5,183)	(20,699)	(12,242)
Change in fair value of Forfeiture Shares	10	22	35	1,529
Stock-based compensation	3,735	3,987	7,499	7,809
Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues	13,597	24,175	25,156	48,055
Gross profit	8,344	14,934	15,159	30,727
Research and development expenses	9,961	12,161	20,106	26,121
Sales and marketing expenses	4,368	4,255	8,756	9,315
General and administrative expenses	3,397	3,701	6,968	7,533
Change in earnout liability	28		28
Segment operating profit (loss)	(9,410)	(5,183)	(20,699)	(12,242)
Change in fair value of Forfeiture Shares	10	22	35	1,529
Financial expenses, net	540	601	1,774	792
Loss before taxes on income	(8,860)	(4,560)	(18,890)	(9,921)
Depreciation expenses	479	414	935	793
Stock-based compensation	3,735	3,987	7,499	7,809
Audio-Video [Member]
Segment Reporting Information [Line Items]
Revenues	8,070	15,469	15,247	31,828
Gross profit	6,085	11,644	11,624	24,734
Research and development expenses	5,921	4,822	11,778	11,094
Sales and marketing expenses	2,066	1,892	3,939	4,009
General and administrative expenses	1,765	1,857	3,604	3,756
Change in earnout liability	28		28
Segment operating profit (loss)	(3,695)	3,072	(7,725)	5,875
Depreciation expenses	279	173	507	352
Stock-based compensation	1,703	1,678	3,424	3,287
Automotive [Member]
Segment Reporting Information [Line Items]
Revenues	5,527	8,706	9,909	16,227
Gross profit	2,259	3,290	3,535	5,993
Research and development expenses	4,040	7,339	8,328	15,027
Sales and marketing expenses	2,302	2,363	4,817	5,306
General and administrative expenses	1,632	1,844	3,364	3,777
Change in earnout liability
Segment operating profit (loss)	(5,715)	(8,255)	(12,974)	(18,117)
Depreciation expenses	200	241	428	441
Stock-based compensation	$ 2,032	$ 2,309	$ 4,075	$ 4,522